SELECTED STATEMENTS OF OPERATIONS DATA (Schedule of Computation of Basic and Diluted Net Income (Loss) Per Share) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Numerator:
Numerator for basic net income per share	$ 2,650	$ 640
Denominator:
Denominator for dilutive net income per share - weighted average number of ordinary shares	9,322,930	8,501,254
Effect of dilutive securities: Outstanding options RSU's and warrants	410,107	565,370
Denominator for diluted net income per share - adjusted weighted average number of ordinary shares	9,733,037	9,066,624